Consolidated Statement of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Revenue	€ 872.0	€ 703.2	€ 537.1
Own work capitalized	3.8	3.3	3.4
Other operating income	6.1	1.5	4.4
Cost of material	(534.1)	(449.6)	(351.6)
Personnel expenses	(98.1)	(75.5)	(59.9)
Other operating expenses	(255.2)	(175.7)	(144.6)
Depreciation and amortization	(30.9)	(25.6)	(21.0)
Operating result	(36.5)	(18.4)	(32.3)
Finance income	3.0	0.2	0.2
Finance costs	(9.7)	(8.7)	(7.4)
Result from investments accounted for at equity	(1.3)	(0.7)	0.0
Earnings before taxes (EBT)	(44.4)	(27.6)	(39.5)
Income tax (expense)/benefit	(1.6)	1.9	3.6
Loss for the period	(46.0)	(25.6)	(35.9)
of which attributable to non-controlling interests	0.0	(0.9)	(3.1)
of which attributable to the owners of SIGNA Sports United GmbH	€ (46.0)	€ (24.8)	€ (32.8)
Loss per share
Basic and diluted loss per share	€ (2.6)	€ (1.4)	€ (2.4)